STOCKHOLDERS' EQUITY	6 Months Ended
Feb. 29, 2016
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 6 - STOCKHOLDERS' EQUITY

The total number of common shares authorized that may be issued by the Company is 5,000,000,000 shares with a par value of $0.0001 per share and 50,000,000 preferred shares.

On December 10, 2015 $507,807 of the company’s debt was converted, at a price of $2.50, into 20,312 warrants exercisable into Series B Preferred Stock at a price of $0.01 per share.

On September 12, 2015 1,578,947 shares were issued on conversion of a convertible promissory note.

On September 16, 2015 6,250,000 shares were issued on conversion of a convertible promissory note.

On September 22, 2015 2,924,390 shares were issued on conversion of a convertible promissory note.

On September 24, 2015 2,923,333 shares were issued on conversion of a convertible promissory note.

On September 29, 2015 2,918,182 shares were issued on conversion of a convertible promissory note.

On September 30, 2015 6,744,934 shares were issued on conversion of a convertible promissory note.

On October 1, 2015 2,924,731 shares were issued on conversion of a convertible promissory note.

On October 5, 2015 7,548,387 shares were issued on conversion of a convertible promissory note.

On October 8, 2015 7,548,387 shares were issued on conversion of a convertible promissory note.

On October 12, 2015 7,548,387 shares were issued on conversion of a convertible promissory note.

On October 13, 2015 15,474,411 shares were issued on conversion of a convertible promissory note.

On October 14, 2015, the Board of Directors of Cherubim Interests, Inc. (the “Company”) approved the amendment and restatement of the Company’s Articles of Incorporation. The purpose of the Restatement was to:

i.

Increase the number of authorized shares of Common Stock to 5,000,000,000;

ii.

Increase the number of authorized shares of Preferred Stock to 50,000,000;

iii.

Set the par value of the Common and Preferred Stock to $0.00001;

iv.

Authorize the Board of Directors to issue “blank check” Preferred Stock and fix the rights, preferences, privileges, qualifications, limitations, and restrictions of any Preferred Stock issued by the Company, including the number of shares constituting any series or the designation of such series.

Also on October 14, 2015, the Board of the Company approved the amendment and restatement of the Certificates of Designation to the Articles of Incorporation of the Company’s Series A and B Preferred Stock (“the Preferred Classes”). The rights, preferences, privileges, restrictions and characteristics of the Preferred Classes are detailed in the Amended Certificate of Designation to the Articles of Incorporation filed hereto as exhibits 3(ii) and 3(iii) to this filing.

On October 14, 2015, the Company declared a dividend of 1 Series B Preferred share per 100,000 shares of common stock to the owners of record as of the close of business on December 31, 2015.

On October 21, 2015 7,548,387 shares were issued on conversion of a convertible promissory note.

On October 22, 2015 7,494,048 shares were issued on conversion of a convertible promissory note.

On October 23, 2015 2,023,810 shares were issued on conversion of a convertible promissory note.

On October 26, 2015 7,500,000 shares were issued on conversion of a convertible promissory note.

On October 27, 2015 $15,000 of affiliate debt was converted into 300,000,000 restricted shares of the company’s common stock.

On October 30, 2015 5,523,810 shares were issued on conversion of a convertible promissory note.

On November 3, 2015 7,547,945 shares were issued on conversion of a convertible promissory note.

On November 4, 2015 7,537,313 shares were issued on conversion of a convertible promissory note.

On November 6, 2015 25,037,313 shares were issued on conversion of a convertible promissory note.

On November 9, 2015 $90,000 of affiliate debt was converted into 1,800,000,000 restricted shares of the company’s common stock.

On November 9, 2015 12,173,913 shares were issued on conversion of a convertible promissory note.

On November 10, 2015 7,537,313 shares were issued on conversion of a convertible promissory note.

On November 12, 2015 32,540,984 shares were issued on conversion of a convertible promissory note.

On November 18, 2015 7,542,857 shares were issued on conversion of a convertible promissory note.

On November 19, 2015 32,393,156 shares were issued on conversion of a convertible promissory note.

On November 21, 2015 6,846,154 shares were issued on conversion of a convertible promissory note.

On November 23, 2015 70,000,000 shares were issued on conversion of a convertible promissory note.

On November 24, 2015 100,000,000 shares were issued on conversion of a convertible promissory note.

On December 1, 2015 72,878,760 shares were issued on conversion of a convertible promissory note.

On December 7, 2015 100,000,000 shares were issued on conversion of a convertible promissory note.

On December 14, 2015 220,000,000 shares were issued on conversion of a convertible promissory note.

On December 29, 2015 200,000,000 shares were issued on conversion of a convertible promissory note.

On January 4, 2016 571,962,181 shares were issued on conversion of a convertible promissory note.